N-4	May 10, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	May 10, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

Effective May 1, 2023, the underlying fund information related to Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Franklin Small-Mid Cap Growth VIP Fund Class 1; Franklin Advisers, Inc.	0.84%[1]
Goldman Sachs VIT Strategic Growth Fund Institutional Shares; Goldman Sachs Asset Management, L.P.	0.75%[1]
PIMCO Emerging Markets Bond Portfolio Institutional Class; Pacific Investment Management Company, LLC	0.89%
PIMCO Long-Term U.S. Government Portfolio Institutional Class; Pacific Investment Management Company, LLC	1.13%
PIMCO Low Duration Portfolio Institutional Class; Pacific Investment Management Company, LLC	0.52%
PIMCO Total Return Portfolio Institutional Class; Pacific Investment Management Company, LLC	0.52%
T. Rowe Price Blue Chip Growth Portfolio; T. Rowe Price Associates, Inc.	0.75%[1]

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Current Expenses [Percent]	0.75%	[1]
Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
Franklin Small-Mid Cap Growth VIP Fund Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund Class 1
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%	[1]
Goldman Sachs VIT Strategic Growth Fund Institutional Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Strategic Growth Fund Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
PIMCO Emerging Markets Bond Portfolio Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Emerging Markets Bond Portfolio Institutional Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.89%
PIMCO Long-Term U.S. Government Portfolio Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Long-Term U.S. Government Portfolio Institutional Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.13%
PIMCO Low Duration Portfolio Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Low Duration Portfolio Institutional Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.52%
PIMCO Total Return Portfolio Institutional Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio Institutional Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.52%
T. Rowe Price Blue Chip Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%	[1]

[1]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.